THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 15, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MARCH 31, 2003.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:     March 31, 2002
                                                --------------------


Check here if Amendment                [X]   Amendment Number :     1
This Amendment (Check only one.):      [ ]   is a restatement      ---
                                       [X]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      SAB Capital Advisors, LLC
           --------------------------------------
Address:   712 Fifth Avenue, 42nd Floor
           --------------------------------------
           New York, NY 10019
           --------------------------------------

Form 13F File Number:      28-06341
                              ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian Jackelow
           -------------------------------------------
Title:     Chief Financial Officer
           -------------------------------------------
Phone:     212-457-8010
           -------------------------------------------

Signature, Place, and Date of Signing:

/s/ Brian Jackelow                     New York, NY             May 13, 2003
-------------------------------     -------------------     --------------------
           (Signature)                (City, State)                (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               1
                                          ---------------
Form 13F Information Table Entry Total:         12
                                          ---------------
Form 13F Information Table Value Total:       214,211     (thousands)
                                          ---------------



PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.           Form 13F File Number              Name
   ---           --------------------              ----
    1            28-06339                          SAB Capital Management, LLC

                           FORM 13F INFORMATION TABLE



COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
ASBURY
 AUTOMOTIVE
 GROUP INC       COMMON STOCK    043436104          11,996     786,600   SH           DEFINED        1       786,600    0       0

CARMAX           COMMON STOCK    143130102           7,184     277,821   SH           DEFINED        1       277,821    0       0

CNA FINL CORP    COMMON STOCK    126117100          16,362     550,900   SH           DEFINED        1       550,900    0       0

ESG RE LTD       ORD             G31215109           3,501   1,000,400   SH           DEFINED        1     1,000,400    0       0

G & K SVCS INC   CL A            361268105          29,152     782,400   SH           DEFINED        1       782,400    0       0

GREY GLOBAL
 GROUP INC       COMMON STOCK    39787M108          21,724      31,900   SH           DEFINED        1        31,900    0       0

MAXWELL SHOE
 INC             CL A            577766108           6,445     402,800   SH           DEFINED        1       402,800    0       0

MAGELLAN HEALTH
 SVCS INC        COMMON STOCK    559079908             563       3,000   SH  CALLS    DEFINED        1         3,000    0       0

NETRO CORP       COMMON STOCK    64114R109           1,923     686,800   SH           DEFINED        1       686,800    0       0

PRUDENTIAL FINL
 INC             COMMON STOCK    744320102         106,002   3,413,900   SH           DEFINED        1     3,413,900    0       0

ROADWAY CORP     COMMON STOCK    769742107           3,700     100,000   SH           DEFINED        1       100,000    0       0

AMERICAN TOWER
 CORP          NOTE 6.250% 10/1  029912AB8           5,659   9,000,000  PRN           DEFINED        1       N/A       N/A     N/A



PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.